UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2020

QS

S&P 500 INDEX FUND

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Legg Mason Partners Fund Advisor, LLC (“LMPFA”). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Fund objective

The Fund seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the S&P 500® Index.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS S&P 500 Index Fund for the six-month reporting period ended March 31, 2020. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

Effective March 31, 2020, Russell Shtern, CFA and Michael Ripper, CFA, UK are the Fund’s portfolio managers and have primary responsibility for the day-to-day management of the Fund. Each is employed by QS Investors, LLC , the Fund’s subadviser, and is responsible for the strategic oversight of the Fund’s investments. Mr. Shtern and Mr. Ripper have been portfolio managers of the Fund since May 2014 and March 2020, respectively. For more information regarding the Fund’s portfolio managers, please see the Fund’s prospectus.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2020

II	QS S&P 500 Index Fund

Performance review

For the six months ended March 31, 2020, Class A shares of QS S&P 500 Index Fund returned -12.52%. The Fund’s unmanaged benchmark, the S&P 500 Indexi, returned -12.31% for the same period. The Lipper S&P 500 Index Funds Category Averageii returned -12.44% over the same time frame.

Performance Snapshot as of March 31, 2020 (unaudited)
6 months
QS S&P 500 Index Fund:
Class A	-12.52%
Class D	-12.44%
S&P 500 Index	-12.31%
Lipper S&P 500 Index Funds Category Average	-12.44%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2020, the gross total annual fund operating expense ratios for Class A and Class D shares were 0.61% and 0.43%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.59% for Class A shares and 0.39% for Class D shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

QS S&P 500 Index Fund	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2020

RISKS: Stock prices are subject to market fluctuations. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the S&P 500 Index or to adjust for relative weightings. The Fund does not mirror the S&P 500 Index exactly because, unlike the S&P 500 Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund’s expenses. The Fund’s performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. The Fund may use derivatives, such as futures and options on securities or securities indexes and options on futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.
ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 116 funds in the Fund’s Lipper category, if any

IV	QS S&P 500 Index Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2020 and September 30, 2019 and does not include futures contracts. The composition of the Fund’s investments is subject to change at any time.

QS S&P 500 Index Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2019 and held for the six months ended March 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-12.52%	$1,000.00	$874.80	0.59%	$2.77	Class A	5.00%	$1,000.00	$1,022.05	0.59%	$2.98
Class D	-12.44	1,000.00	875.60	0.39	1.83	Class D	5.00	1,000.00	1,023.05	0.39	1.97

2	QS S&P 500 Index Fund 2020 Semi-Annual Report

[1]	For the six months ended March 31, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

QS S&P 500 Index Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2020

QS S&P 500 Index Fund

Security	Shares	Value
Common Stocks — 98.2%
Communication Services — 10.6%
Diversified Telecommunication Services — 2.1%
AT&T Inc.	76,766	$2,237,729
CenturyLink Inc.	11,742	111,079
Verizon Communications Inc.	43,358	2,329,626
Total Diversified Telecommunication Services		4,678,434
Entertainment — 2.0%
Activision Blizzard Inc.	8,047	478,636
Electronic Arts Inc.	3,137	314,233	*
Live Nation Entertainment Inc.	1,353	61,507	*
Netflix Inc.	4,607	1,729,928	*
Take-Two Interactive Software Inc.	1,162	137,825	*
Walt Disney Co.	19,126	1,847,572
Total Entertainment		4,569,701
Interactive Media & Services — 5.1%
Alphabet Inc., Class A Shares	3,161	3,672,924	*
Alphabet Inc., Class C Shares	3,154	3,667,502	*
Facebook Inc., Class A Shares	25,380	4,233,384	*
Twitter Inc.	7,930	194,761	*
Total Interactive Media & Services		11,768,571
Media — 1.3%
Charter Communications Inc., Class A Shares	1,646	718,166	*
Comcast Corp., Class A Shares	47,485	1,632,534
Discovery Inc., Class A Shares	1,990	38,686	*
Discovery Inc., Class C Shares	4,184	73,387	*
DISH Network Corp., Class A Shares	2,930	58,571	*
Fox Corp., Class A Shares	3,898	92,110
Fox Corp., Class B Shares	1,790	40,955
Interpublic Group of Cos. Inc.	3,892	63,012
News Corp., Class A Shares	4,518	40,549
Omnicom Group Inc.	2,382	130,772
ViacomCBS Inc., Class B Shares	6,147	86,119
Total Media		2,974,861
Wireless Telecommunication Services — 0.1%
T-Mobile US Inc.	3,440	288,616	*
Total Communication Services		24,280,183

See Notes to Financial Statements.

4	QS S&P 500 Index Fund 2020 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Consumer Discretionary — 9.7%
Auto Components — 0.1%
Aptiv PLC	2,828	$139,251
BorgWarner Inc.	1,824	44,451
Total Auto Components		183,702
Automobiles — 0.2%
Ford Motor Co.	43,360	209,429
General Motors Co.	13,139	273,028
Harley-Davidson Inc.	1,472	27,865
Total Automobiles		510,322
Distributors — 0.1%
Genuine Parts Co.	1,333	89,751
LKQ Corp.	3,026	62,063	*
Total Distributors		151,814
Diversified Consumer Services — 0.0%
H&R Block Inc.	2,388	33,623
Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	4,395	57,882
Chipotle Mexican Grill Inc.	273	178,651	*
Darden Restaurants Inc.	1,259	68,565
Hilton Worldwide Holdings Inc.	2,886	196,941
Las Vegas Sands Corp.	3,750	159,263
Marriott International Inc., Class A Shares	2,616	195,703
McDonald’s Corp.	7,984	1,320,154
MGM Resorts International	5,820	68,676
Norwegian Cruise Line Holdings Ltd.	2,140	23,454	*
Royal Caribbean Cruises Ltd.	1,870	60,158
Starbucks Corp.	12,402	815,308
Wynn Resorts Ltd.	889	53,509
Yum! Brands Inc.	3,311	226,903
Total Hotels, Restaurants & Leisure		3,425,167
Household Durables — 0.3%
DR Horton Inc.	3,421	116,314
Garmin Ltd.	1,249	93,625
Leggett & Platt Inc.	1,381	36,845
Lennar Corp., Class A Shares	2,944	112,461
Mohawk Industries Inc.	739	56,341	*
Newell Brands Inc.	4,420	58,698
NVR Inc.	38	97,626	*

See Notes to Financial Statements.

QS S&P 500 Index Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS S&P 500 Index Fund

Security	Shares	Value
Household Durables — continued
PulteGroup Inc.	2,747	$61,313
Whirlpool Corp.	779	66,838
Total Household Durables		700,061
Internet & Direct Marketing Retail — 4.1%
Amazon.com Inc.	4,392	8,563,170	*
Booking Holdings Inc.	449	604,049	*
eBay Inc.	8,038	241,622
Expedia Group Inc.	1,487	83,674
Total Internet & Direct Marketing Retail		9,492,515
Leisure Products — 0.1%
Hasbro Inc.	1,422	101,744
Multiline Retail — 0.5%
Dollar General Corp.	2,746	414,674
Dollar Tree Inc.	2,662	195,577	*
Kohl’s Corp.	1,562	22,790
Macy’s Inc.	3,129	15,363
Nordstrom Inc.	1,057	16,214
Target Corp.	5,461	507,709
Total Multiline Retail		1,172,327
Specialty Retail — 2.2%
Advance Auto Parts Inc.	784	73,163
AutoZone Inc.	237	200,502	*
Best Buy Co. Inc.	2,344	133,608
CarMax Inc.	1,835	98,778	*
Gap Inc.	2,770	19,501
Home Depot Inc.	11,453	2,138,389
L Brands Inc.	2,818	32,576
Lowe’s Cos. Inc.	8,239	708,966
O’Reilly Automotive Inc.	839	252,581	*
Ross Stores Inc.	3,805	330,921
Tiffany & Co.	1,245	161,227
TJX Cos. Inc.	12,754	609,769
Tractor Supply Co.	1,256	106,195
Ulta Beauty Inc.	603	105,947	*
Total Specialty Retail		4,972,123
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.	1,513	16,325	*
Hanesbrands Inc.	3,098	24,381
NIKE Inc., Class B Shares	12,947	1,071,235
PVH Corp.	917	34,516

See Notes to Financial Statements.

6	QS S&P 500 Index Fund 2020 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Textiles, Apparel & Luxury Goods — continued
Ralph Lauren Corp.	631	$42,170
Tapestry Inc.	3,278	42,450
Under Armour Inc., Class A Shares	2,300	21,183	*
Under Armour Inc., Class C Shares	2,316	18,667	*
VF Corp.	3,474	187,874
Total Textiles, Apparel & Luxury Goods		1,458,801
Total Consumer Discretionary		22,202,199
Consumer Staples — 7.6%
Beverages — 1.8%
Brown-Forman Corp., Class B Shares	1,828	101,472
Coca-Cola Co.	40,461	1,790,399
Constellation Brands Inc., Class A Shares	1,839	263,639
Molson Coors Beverage Co., Class B Shares	2,269	88,514
Monster Beverage Corp.	4,154	233,704	*
PepsiCo Inc.	14,647	1,759,105
Total Beverages		4,236,833
Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	4,671	1,331,842
Kroger Co.	8,207	247,195
Sysco Corp.	5,396	246,219
Walgreens Boots Alliance Inc.	7,898	361,334
Walmart Inc.	14,811	1,682,826
Total Food & Staples Retailing		3,869,416
Food Products — 1.2%
Archer-Daniels-Midland Co.	6,054	212,980
Campbell Soup Co.	1,463	67,532
Conagra Brands Inc.	5,012	147,052
General Mills Inc.	6,326	333,823
Hershey Co.	1,514	200,605
Hormel Foods Corp.	3,182	148,409
JM Smucker Co.	1,187	131,757
Kellogg Co.	2,585	155,074
Kraft Heinz Co.	7,014	173,526
Lamb Weston Holdings Inc.	1,680	95,928
McCormick & Co. Inc., Non Voting Shares	1,310	184,985
Mondelez International Inc., Class A Shares	15,245	763,470
Tyson Foods Inc., Class A Shares	3,274	189,466
Total Food Products		2,804,607

See Notes to Financial Statements.

QS S&P 500 Index Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS S&P 500 Index Fund

Security	Shares	Value
Household Products — 1.9%
Church & Dwight Co. Inc.	2,549	$163,595
Clorox Co.	1,276	221,067
Colgate-Palmolive Co.	9,029	599,165
Kimberly-Clark Corp.	3,528	451,125
Procter & Gamble Co.	26,300	2,893,000
Total Household Products		4,327,952
Personal Products — 0.2%
Coty Inc., Class A Shares	3,576	18,452
Estee Lauder Cos. Inc., Class A Shares	2,333	371,740
Total Personal Products		390,192
Tobacco — 0.8%
Altria Group Inc.	19,940	771,080
Philip Morris International Inc.	16,322	1,190,853
Total Tobacco		1,961,933
Total Consumer Staples		17,590,933
Energy — 2.6%
Energy Equipment & Services — 0.2%
Baker Hughes Co.	5,922	62,181
Halliburton Co.	10,174	69,692
Helmerich & Payne Inc.	1,517	23,741
National Oilwell Varco Inc.	4,715	46,348
Schlumberger Ltd.	14,671	197,912
TechnipFMC PLC	4,355	29,353
Total Energy Equipment & Services		429,227
Oil, Gas & Consumable Fuels — 2.4%
Apache Corp.	3,374	14,103
Cabot Oil & Gas Corp.	4,506	77,458
Chevron Corp.	19,451	1,409,419
Concho Resources Inc.	2,150	92,128
ConocoPhillips	11,508	354,446
Devon Energy Corp.	4,322	29,865
Diamondback Energy Inc.	1,740	45,588
EOG Resources Inc.	6,456	231,900
Exxon Mobil Corp.	44,507	1,689,931
Hess Corp.	2,525	84,083
HollyFrontier Corp.	1,430	35,049
Kinder Morgan Inc.	21,418	298,139
Marathon Oil Corp.	7,830	25,761
Marathon Petroleum Corp.	7,152	168,930
Noble Energy Inc.	5,769	34,845
Occidental Petroleum Corp.	9,308	107,787

See Notes to Financial Statements.

8	QS S&P 500 Index Fund 2020 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
ONEOK Inc.	4,646	$101,329
Phillips 66	4,482	240,459
Pioneer Natural Resources Co.	1,883	132,092
Valero Energy Corp.	4,494	203,848
Williams Cos. Inc.	13,728	194,251
Total Oil, Gas & Consumable Fuels		5,571,411
Total Energy		6,000,638
Financials — 10.7%
Banks — 4.0%
Bank of America Corp.	85,769	1,820,876
Citigroup Inc.	22,752	958,314
Citizens Financial Group Inc.	4,580	86,150
Comerica Inc.	1,200	35,208
Fifth Third Bancorp	7,961	118,221
First Republic Bank	1,960	161,269
Huntington Bancshares Inc.	9,409	77,248
JPMorgan Chase & Co.	33,038	2,974,411
KeyCorp	11,505	119,307
M&T Bank Corp.	1,349	139,527
People’s United Financial Inc.	4,395	48,565
PNC Financial Services Group Inc.	4,823	461,657
Regions Financial Corp.	10,481	94,015
SVB Financial Group	517	78,108	*
Truist Financial Corp.	13,723	423,217
US Bancorp	14,585	502,453
Wells Fargo & Co.	40,173	1,152,965
Zions Bancorp NA	1,264	33,825
Total Banks		9,285,336
Capital Markets — 2.6%
Ameriprise Financial Inc.	1,450	148,596
Bank of New York Mellon Corp.	8,860	298,405
BlackRock Inc.	1,230	541,163
Cboe Global Markets Inc.	1,107	98,800
Charles Schwab Corp.	12,141	408,180
CME Group Inc.	3,753	648,931
E*TRADE Financial Corp.	2,689	92,286
Franklin Resources Inc.	2,000	33,380
Goldman Sachs Group Inc.	3,318	512,930
Intercontinental Exchange Inc.	5,834	471,096
Invesco Ltd.	3,260	29,601

See Notes to Financial Statements.

QS S&P 500 Index Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS S&P 500 Index Fund

Security	Shares	Value
Capital Markets — continued
MarketAxess Holdings Inc.	440	$146,331
Moody’s Corp.	1,668	352,782
Morgan Stanley	12,166	413,644
MSCI Inc.	914	264,109
Nasdaq Inc.	1,123	106,629
Northern Trust Corp.	2,391	180,425
Raymond James Financial Inc.	1,200	75,840
S&P Global Inc.	2,576	631,249
State Street Corp.	3,797	202,266
T. Rowe Price Group Inc.	2,488	242,953
Total Capital Markets		5,899,596
Consumer Finance — 0.5%
American Express Co.	7,058	604,235
Capital One Financial Corp.	5,019	253,058
Discover Financial Services	3,611	128,804
Synchrony Financial	6,317	101,641
Total Consumer Finance		1,087,738
Diversified Financial Services — 1.6%
Berkshire Hathaway Inc., Class B Shares	20,588	3,764,104	*
Insurance — 2.0%
Aflac Inc.	7,421	254,095
Allstate Corp.	3,303	302,984
American International Group Inc.	9,638	233,722
Aon PLC	2,431	401,212
Arthur J Gallagher & Co.	1,846	150,467
Assurant Inc.	718	74,737
Chubb Ltd.	4,810	537,229
Cincinnati Financial Corp.	1,588	119,815
Everest Re Group Ltd.	424	81,586
Globe Life Inc.	1,095	78,807
Hartford Financial Services Group Inc.	3,849	135,639
Lincoln National Corp.	2,197	57,825
Loews Corp.	2,767	96,375
Marsh & McLennan Cos. Inc.	5,494	475,011
MetLife Inc.	8,458	258,561
Principal Financial Group Inc.	3,019	94,615
Progressive Corp.	6,296	464,897
Prudential Financial Inc.	4,409	229,885
Travelers Cos. Inc.	2,805	278,677
Unum Group	1,562	23,446

See Notes to Financial Statements.

10	QS S&P 500 Index Fund 2020 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Insurance — continued
Willis Towers Watson PLC	1,392	$236,431
WR Berkley Corp.	1,500	78,255
Total Insurance		4,664,271
Total Financials		24,701,045
Health Care — 15.1%
Biotechnology — 2.4%
AbbVie Inc.	15,692	1,195,574
Alexion Pharmaceuticals Inc.	2,354	211,366	*
Amgen Inc.	6,291	1,275,374
Biogen Inc.	1,869	591,314	*
Gilead Sciences Inc.	13,398	1,001,634
Incyte Corp.	1,696	124,198	*
Regeneron Pharmaceuticals Inc.	826	403,328	*
Vertex Pharmaceuticals Inc.	2,744	652,935	*
Total Biotechnology		5,455,723
Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	18,710	1,476,406
ABIOMED Inc.	500	72,580	*
Align Technology Inc.	814	141,595	*
Baxter International Inc.	5,110	414,881
Becton Dickinson and Co.	2,864	658,061
Boston Scientific Corp.	15,073	491,832	*
Cooper Cos. Inc.	527	145,278
Danaher Corp.	6,680	924,579
DENTSPLY SIRONA Inc.	2,099	81,504
Edwards Lifesciences Corp.	2,272	428,545	*
Hologic Inc.	2,473	86,802	*
IDEXX Laboratories Inc.	959	232,308	*
Intuitive Surgical Inc.	1,242	615,051	*
Medtronic PLC	14,046	1,266,668
ResMed Inc.	1,526	224,765
STERIS PLC	820	114,775
Stryker Corp.	3,462	576,388
Teleflex Inc.	510	149,359
Varian Medical Systems Inc.	935	95,987	*
Zimmer Biomet Holdings Inc.	2,194	221,770
Total Health Care Equipment & Supplies		8,419,134
Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	1,629	144,167
Anthem Inc.	2,715	616,414

See Notes to Financial Statements.

QS S&P 500 Index Fund 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS S&P 500 Index Fund

Security	Shares	Value
Health Care Providers & Services — continued
Cardinal Health Inc.	3,152	$151,107
Centene Corp.	5,953	353,668	*
Cigna Corp.	3,877	686,927
CVS Health Corp.	13,577	805,523
DaVita Inc.	701	53,318	*
HCA Healthcare Inc.	2,772	249,064
Henry Schein Inc.	1,642	82,954	*
Humana Inc.	1,435	450,619
Laboratory Corp. of America Holdings	1,048	132,457	*
McKesson Corp.	1,659	224,396
Quest Diagnostics Inc.	1,258	101,017
UnitedHealth Group Inc.	9,956	2,482,827
Universal Health Services Inc., Class B Shares	799	79,165
Total Health Care Providers & Services		6,613,623
Health Care Technology — 0.1%
Cerner Corp.	3,277	206,418
Life Sciences Tools & Services — 1.1%
Agilent Technologies Inc.	3,325	238,136
Illumina Inc.	1,580	431,530	*
IQVIA Holdings Inc.	1,749	188,647	*
Mettler-Toledo International Inc.	246	169,865	*
PerkinElmer Inc.	999	75,205
Thermo Fisher Scientific Inc.	4,280	1,213,808
Waters Corp.	679	123,612	*
Total Life Sciences Tools & Services		2,440,803
Pharmaceuticals — 5.0%
Allergan PLC	3,466	613,829
Bristol-Myers Squibb Co.	24,708	1,377,224
Eli Lilly & Co.	8,866	1,229,892
Johnson & Johnson	27,727	3,635,842
Merck & Co. Inc.	26,743	2,057,606
Mylan NV	5,798	86,448	*
Perrigo Co. PLC	1,347	64,777
Pfizer Inc.	57,949	1,891,455
Zoetis Inc.	5,128	603,514
Total Pharmaceuticals		11,560,587
Total Health Care		34,696,288

See Notes to Financial Statements.

12	QS S&P 500 Index Fund 2020 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Industrials — 8.0%
Aerospace & Defense — 2.0%
Arconic Inc.	4,439	$71,290
Boeing Co.	5,685	847,861
General Dynamics Corp.	2,574	340,566
Huntington Ingalls Industries Inc.	335	61,040
L3Harris Technologies Inc.	2,318	417,518
Lockheed Martin Corp.	2,637	893,811
Northrop Grumman Corp.	1,631	493,459
Raytheon Co.	2,907	381,253
Textron Inc.	2,736	72,969
TransDigm Group Inc.	524	167,780
United Technologies Corp.	8,445	796,617
Total Aerospace & Defense		4,544,164
Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	1,271	84,140
Expeditors International of Washington Inc.	1,952	130,237
FedEx Corp.	2,525	306,182
United Parcel Service Inc., Class B Shares	7,269	679,070
Total Air Freight & Logistics		1,199,629
Airlines — 0.2%
Alaska Air Group Inc.	1,196	34,050
American Airlines Group Inc.	4,217	51,406
Delta Air Lines Inc.	5,802	165,531
Southwest Airlines Co.	5,479	195,107
United Airlines Holdings Inc.	2,331	73,543	*
Total Airlines		519,637
Building Products — 0.3%
Allegion PLC	914	84,106
AO Smith Corp.	1,780	67,302
Fortune Brands Home & Security Inc.	1,137	49,175
Johnson Controls International PLC	8,017	216,138
Masco Corp.	3,189	110,244
Trane Technologies PLC	2,561	211,513
Total Building Products		738,478
Commercial Services & Supplies — 0.4%
Cintas Corp.	847	146,717
Copart Inc.	2,017	138,205	*
Republic Services Inc.	2,393	179,619
Rollins Inc.	1,695	61,257
Waste Management Inc.	4,246	393,010
Total Commercial Services & Supplies		918,808

See Notes to Financial Statements.

QS S&P 500 Index Fund 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS S&P 500 Index Fund

Security	Shares	Value
Construction & Engineering — 0.1%
Jacobs Engineering Group Inc.	1,331	$105,508
Quanta Services Inc.	1,672	53,053
Total Construction & Engineering		158,561
Electrical Equipment — 0.4%
AMETEK Inc.	2,384	171,695
Eaton Corp. PLC	3,846	298,796
Emerson Electric Co.	5,858	279,134
Rockwell Automation Inc.	1,323	199,654
Total Electrical Equipment		949,279
Industrial Conglomerates — 1.2%
3M Co.	5,978	816,057
General Electric Co.	91,255	724,565
Honeywell International Inc.	7,547	1,009,713
Roper Technologies Inc.	1,136	354,216
Total Industrial Conglomerates		2,904,551
Machinery — 1.4%
Caterpillar Inc.	5,939	689,162
Cummins Inc.	1,530	207,040
Deere & Co.	3,425	473,198
Dover Corp.	1,361	114,242
Flowserve Corp.	1,680	40,135
Fortive Corp.	3,337	184,169
IDEX Corp.	850	117,393
Illinois Tool Works Inc.	3,064	435,456
Ingersoll Rand Inc.	2,193	54,386	*
PACCAR Inc.	3,723	227,587
Parker-Hannifin Corp.	1,369	177,600
Pentair PLC	1,988	59,163
Snap-on Inc.	634	68,992
Stanley Black & Decker Inc.	1,704	170,400
Westinghouse Air Brake Technologies Corp.	1,486	71,521
Xylem Inc.	2,084	135,731
Total Machinery		3,226,175
Professional Services — 0.3%
Equifax Inc.	1,214	145,012
IHS Markit Ltd.	3,900	234,000
Nielsen Holdings PLC	3,464	43,438
Robert Half International Inc.	1,065	40,204
Verisk Analytics Inc.	1,678	233,880
Total Professional Services		696,534

See Notes to Financial Statements.

14	QS S&P 500 Index Fund 2020 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Road & Rail — 1.0%
CSX Corp.	8,076	$462,755
J.B. Hunt Transport Services Inc.	931	85,866
Kansas City Southern	1,010	128,452
Norfolk Southern Corp.	2,833	413,618
Old Dominion Freight Line Inc.	1,050	137,823
Union Pacific Corp.	7,271	1,025,502
Total Road & Rail		2,254,016
Trading Companies & Distributors — 0.2%
Fastenal Co.	6,274	196,063
United Rentals Inc.	788	81,085	*
W.W. Grainger Inc.	488	121,268
Total Trading Companies & Distributors		398,416
Total Industrials		18,508,248
Information Technology — 25.0%
Communications Equipment — 1.0%
Arista Networks Inc.	550	111,402	*
Cisco Systems Inc.	44,476	1,748,352
F5 Networks Inc.	622	66,324	*
Juniper Networks Inc.	3,087	59,085
Motorola Solutions Inc.	1,711	227,426
Total Communications Equipment		2,212,589
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A Shares	3,264	237,881
CDW Corp.	1,544	144,009
Corning Inc.	8,695	178,595
FLIR Systems Inc.	1,536	48,983
IPG Photonics Corp.	440	48,523	*
Keysight Technologies Inc.	1,859	155,561	*
TE Connectivity Ltd.	3,450	217,281
Zebra Technologies Corp., Class A Shares	523	96,023	*
Total Electronic Equipment, Instruments & Components		1,126,856
IT Services — 5.4%
Accenture PLC, Class A Shares	6,769	1,105,107
Akamai Technologies Inc.	1,641	150,135	*
Alliance Data Systems Corp.	421	14,167
Automatic Data Processing Inc.	4,610	630,095
Broadridge Financial Solutions Inc.	1,203	114,080
Cognizant Technology Solutions Corp., Class A Shares	5,615	260,929
DXC Technology Co.	2,997	39,111
Fidelity National Information Services Inc.	6,446	784,091

See Notes to Financial Statements.

QS S&P 500 Index Fund 2020 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS S&P 500 Index Fund

Security	Shares	Value
IT Services — continued
Fiserv Inc.	5,932	$563,481	*
FleetCor Technologies Inc.	880	164,155	*
Gartner Inc.	943	93,895	*
Global Payments Inc.	3,060	441,344
International Business Machines Corp.	9,307	1,032,426
Jack Henry & Associates Inc.	880	136,611
Leidos Holdings Inc.	1,313	120,336
Mastercard Inc., Class A Shares	9,372	2,263,900
Paychex Inc.	3,605	226,827
PayPal Holdings Inc.	12,324	1,179,900	*
VeriSign Inc.	1,155	208,004	*
Visa Inc., Class A Shares	18,101	2,916,433
Western Union Co.	4,242	76,907
Total IT Services		12,521,934
Semiconductors & Semiconductor Equipment — 4.4%
Advanced Micro Devices Inc.	12,177	553,810	*
Analog Devices Inc.	3,888	348,559
Applied Materials Inc.	10,070	461,407
Broadcom Inc.	4,199	995,583
Intel Corp.	45,793	2,478,317
KLA Corp.	1,687	242,489
Lam Research Corp.	1,475	354,000
Maxim Integrated Products Inc.	2,628	127,747
Microchip Technology Inc.	2,363	160,211
Micron Technology Inc.	11,635	489,368	*
NVIDIA Corp.	6,407	1,688,885
Qorvo Inc.	1,184	95,466	*
QUALCOMM Inc.	11,881	803,750
Skyworks Solutions Inc.	1,921	171,699
Texas Instruments Inc.	9,936	992,905
Xilinx Inc.	2,742	213,712
Total Semiconductors & Semiconductor Equipment		10,177,908
Software — 8.5%
Adobe Inc.	5,139	1,635,435	*
ANSYS Inc.	887	206,201	*
Autodesk Inc.	2,372	370,269	*
Cadence Design Systems Inc.	2,948	194,686	*
Citrix Systems Inc.	1,275	180,476
Fortinet Inc.	1,650	166,931	*
Intuit Inc.	2,736	629,280

See Notes to Financial Statements.

16	QS S&P 500 Index Fund 2020 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Software — continued
Microsoft Corp.	80,517	$12,698,336
NortonLifeLock Inc.	5,170	96,731
Oracle Corp.	22,936	1,108,497
Paycom Software Inc.	530	107,065	*
salesforce.com Inc.	9,352	1,346,501	*
ServiceNow Inc.	1,964	562,843	*
Synopsys Inc.	1,464	188,549	*
Total Software		19,491,800
Technology Hardware, Storage & Peripherals — 5.2%
Apple Inc.	44,045	11,200,203
Hewlett Packard Enterprise Co.	13,767	133,677
HP Inc.	15,303	265,660
NetApp Inc.	2,380	99,222
Seagate Technology PLC	2,176	106,189
Western Digital Corp.	3,340	139,011
Xerox Holdings Corp.	1,849	35,020
Total Technology Hardware, Storage & Peripherals		11,978,982
Total Information Technology		57,510,069
Materials — 2.4%
Chemicals — 1.7%
Air Products & Chemicals Inc.	2,335	466,089
Albemarle Corp.	1,240	69,899
Celanese Corp.	1,430	104,948
CF Industries Holdings Inc.	2,121	57,691
Corteva Inc.	8,342	196,037
Dow Inc.	7,816	228,540
DuPont de Nemours Inc.	7,783	265,400
Eastman Chemical Co.	1,267	59,017
Ecolab Inc.	2,587	403,132
FMC Corp.	1,333	108,893
International Flavors & Fragrances Inc.	967	98,711
Linde PLC	5,728	990,944
LyondellBasell Industries NV, Class A Shares	2,803	139,113
Mosaic Co.	4,383	47,424
PPG Industries Inc.	2,562	214,183
Sherwin-Williams Co.	847	389,214
Total Chemicals		3,839,235

See Notes to Financial Statements.

QS S&P 500 Index Fund 2020 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS S&P 500 Index Fund

Security	Shares	Value
Construction Materials — 0.1%
Martin Marietta Materials Inc.	652	$123,378
Vulcan Materials Co.	1,189	128,495
Total Construction Materials		251,873
Containers & Packaging — 0.3%
Amcor PLC	17,729	143,959
Avery Dennison Corp.	1,026	104,519
Ball Corp.	3,277	211,891
International Paper Co.	4,090	127,322
Packaging Corp. of America	1,140	98,986
Sealed Air Corp.	1,947	48,110
Westrock Co.	3,002	84,837
Total Containers & Packaging		819,624
Metals & Mining — 0.3%
Freeport-McMoRan Inc.	16,084	108,567
Newmont Corp.	8,619	390,268
Nucor Corp.	3,332	120,019
Total Metals & Mining		618,854
Total Materials		5,529,586
Real Estate — 3.0%
Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities Inc.	1,165	159,675
American Tower Corp.	4,730	1,029,958
Apartment Investment & Management Co., Class A Shares	1,998	70,230
AvalonBay Communities Inc.	1,502	221,049
Boston Properties Inc.	1,677	154,670
Crown Castle International Corp.	4,349	627,996
Digital Realty Trust Inc.	2,846	395,338
Duke Realty Corp.	4,280	138,586
Equinix Inc.	913	570,233
Equity Residential	3,996	246,593
Essex Property Trust Inc.	693	152,626
Extra Space Storage Inc.	1,257	120,370
Federal Realty Investment Trust	900	67,149
Healthpeak Properties Inc.	4,799	114,456
Host Hotels & Resorts Inc.	6,310	69,662
Iron Mountain Inc.	2,809	66,854
Kimco Realty Corp.	3,796	36,707
Mid-America Apartment Communities Inc.	1,420	146,303
Prologis Inc.	7,752	623,028
Public Storage	1,540	305,860

See Notes to Financial Statements.

18	QS S&P 500 Index Fund 2020 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
Realty Income Corp.	3,100	$154,566
Regency Centers Corp.	1,820	69,943
SBA Communications Corp.	1,132	305,606
Simon Property Group Inc.	3,386	185,756
SL Green Realty Corp.	452	19,481
UDR Inc.	3,450	126,063
Ventas Inc.	3,955	105,994
Vornado Realty Trust	982	35,558
Welltower Inc.	4,576	209,489
Weyerhaeuser Co.	7,974	135,159
Total Equity Real Estate Investment Trusts (REITs)		6,664,958
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A Shares	3,209	121,011	*
Total Real Estate		6,785,969
Utilities — 3.5%
Electric Utilities — 2.2%
Alliant Energy Corp.	2,414	116,572
American Electric Power Co. Inc.	5,255	420,295
Duke Energy Corp.	7,787	629,813
Edison International	3,417	187,217
Entergy Corp.	2,216	208,237
Evergy Inc.	2,711	149,241
Eversource Energy	3,504	274,048
Exelon Corp.	10,016	368,689
FirstEnergy Corp.	5,168	207,082
NextEra Energy Inc.	5,100	1,227,162
NRG Energy Inc.	2,314	63,080
Pinnacle West Capital Corp.	1,201	91,024
PPL Corp.	7,827	193,170
Southern Co.	11,208	606,801
Xcel Energy Inc.	5,361	323,268
Total Electric Utilities		5,065,699
Gas Utilities — 0.1%
Atmos Energy Corp.	1,300	128,999
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp.	7,746	105,346
Multi-Utilities — 1.1%
Ameren Corp.	2,600	189,358
CenterPoint Energy Inc.	5,024	77,621
CMS Energy Corp.	3,175	186,531

See Notes to Financial Statements.

QS S&P 500 Index Fund 2020 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS S&P 500 Index Fund

Security		Shares	Value
Multi-Utilities — continued
Consolidated Edison Inc.		3,408	$265,824
Dominion Energy Inc.		8,533	615,997
DTE Energy Co.		2,014	191,270
NiSource Inc.		4,429	110,592
Public Service Enterprise Group Inc.		5,111	229,535
Sempra Energy		3,095	349,704
WEC Energy Group Inc.		3,224	284,131
Total Multi-Utilities			2,500,563
Water Utilities — 0.1%
American Water Works Co. Inc.		1,816	217,121
Total Utilities			8,017,728
Total Investments before Short-Term Investments (Cost — $99,975,608)			225,822,886

	Rate
Short-Term Investments — 0.5%
Invesco Treasury Portfolio, Institutional Class (Cost — $1,134,074)	0.298%	1,134,074	1,134,074
Total Investments — 98.7% (Cost — $101,109,682)			226,956,960
Other Assets in Excess of Liabilities — 1.3%			3,055,067
Total Net Assets — 100.0%			$230,012,027

*	Non-income producing security.

At March 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	34	6/20	$4,476,940	$4,368,490	$(108,450)

See Notes to Financial Statements.

20	QS S&P 500 Index Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2020

Assets:
Investments, at value (Cost — $101,109,682)	$226,956,960
Cash	292
Receivable for securities sold	2,959,371
Dividends and interest receivable	244,241
Deposits with brokers for open futures contracts	204,614
Receivable for Fund shares sold	172,344
Prepaid expenses	19,666
Total Assets	230,557,488

Liabilities:
Payable for Fund shares repurchased	265,214
Payable to broker — variation margin on open futures contracts	74,705
Investment management fee payable	39,128
Service and/or distribution fees payable	37,227
Trustees’ fees payable	2,892
Accrued expenses	126,295
Total Liabilities	545,461
Total Net Assets	$230,012,027

Net Assets:
Par value (Note 7)	$102
Paid-in capital in excess of par value	102,087,542
Total distributable earnings (loss)	127,924,383
Total Net Assets	$230,012,027

Net Assets:
Class A	$211,251,088
Class D	$18,760,939

Shares Outstanding:
Class A	9,377,673
Class D	826,047

Net Asset Value:
Class A	$22.53
Class D	$22.71

See Notes to Financial Statements.

QS S&P 500 Index Fund 2020 Semi-Annual Report	21

Statement of operations (unaudited)

For the Six Months Ended March 31, 2020

Investment Income:
Dividends	$2,767,355
Interest	18,673
Total Investment Income	2,786,028

Expenses:
Investment management fee (Note 2)	348,828
Service and/or distribution fees (Notes 2 and 5)	257,793
Transfer agent fees (Note 5)	90,727
Fund accounting fees	35,085
Audit and tax fees	20,706
Registration fees	20,685
Legal fees	16,285
Standard & Poor’s license fees	13,949
Trustees’ fees	9,597
Shareholder reports	9,542
Custody fees	3,631
Insurance	2,192
Miscellaneous expenses	1,932
Total Expenses	830,952
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(28,884)
Net Expenses	802,068
Net Investment Income	1,983,960

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	7,157,184
Futures contracts	(492,565)
Net Realized Gain	6,664,619
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(41,461,589)
Futures contracts	(87,625)
Change in Net Unrealized Appreciation (Depreciation)	(41,549,214)
Net Loss on Investments and Futures Contracts	(34,884,595)
Decrease in Net Assets From Operations	$(32,900,635)

See Notes to Financial Statements.

22	QS S&P 500 Index Fund 2020 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2020 (unaudited) and the Year Ended September 30, 2019	2020	2019

Operations:
Net investment income	$1,983,960	$3,841,988
Net realized gain	6,664,619	10,604,712
Change in net unrealized appreciation (depreciation)	(41,549,214)	(5,912,128)
Increase (Decrease) in Net Assets From Operations	(32,900,635)	8,534,572

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(15,508,417)	(13,830,474)
Decrease in Net Assets From Distributions to Shareholders	(15,508,417)	(13,830,474)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	12,401,112	12,007,177
Reinvestment of distributions	15,399,647	13,721,737
Cost of shares repurchased	(22,795,719)	(31,751,344)
Increase (Decrease) in Net Assets From Fund Share Transactions	5,005,040	(6,022,430)
Decrease in Net Assets	(43,404,012)	(11,318,332)

Net Assets:
Beginning of period	273,416,039	284,734,371
End of period	$230,012,027	$273,416,039

See Notes to Financial Statements.

QS S&P 500 Index Fund 2020 Semi-Annual Report	23

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$27.21	$27.71	$24.81	$21.89	$19.57	$20.06

Income (loss) from operations:
Net investment income	0.19	0.37	0.34	0.36	0.34	0.31
Net realized and unrealized gain (loss)	(3.33)	0.48	3.78	3.45	2.52	(0.54)
Total income (loss) from operations	(3.14)	0.85	4.12	3.81	2.86	(0.23)

Less distributions from:
Net investment income	(0.40)	(0.34)	(0.34)	(0.38)	(0.40)	(0.26)
Net realized gains	(1.14)	(1.01)	(0.88)	(0.51)	(0.14)	—
Total distributions	(1.54)	(1.35)	(1.22)	(0.89)	(0.54)	(0.26)

Net asset value, end of period	$22.53	$27.21	$27.71	$24.81	$21.89	$19.57
Total return[3]	(12.52)%	3.64%	17.19%	17.95%	14.82%	(1.21)%

Net assets, end of period (millions)	$211	$254	$265	$247	$232	$223

Ratios to average net assets:
Gross expenses	0.61%[4]	0.61%	0.62%	0.60%	0.61%	0.61%
Net expenses[5,6]	0.59 [4]	0.59	0.59	0.59	0.59	0.59
Net investment income	1.41 [4]	1.43	1.30	1.57	1.62	1.48

Portfolio turnover rate	1%	3%	2%	2%	3%	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.59%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

See Notes to Financial Statements.

24	QS S&P 500 Index Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class D Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$27.44	$27.94	$25.01	$22.05	$19.71	$20.20

Income (loss) from operations:
Net investment income	0.22	0.42	0.39	0.41	0.38	0.35
Net realized and unrealized gain (loss)	(3.36)	0.48	3.81	3.48	2.54	(0.54)
Total income (loss) from operations	(3.14)	0.90	4.20	3.89	2.92	(0.19)

Less distributions from:
Net investment income	(0.45)	(0.39)	(0.39)	(0.42)	(0.44)	(0.30)
Net realized gains	(1.14)	(1.01)	(0.88)	(0.51)	(0.14)	—
Total distributions	(1.59)	(1.40)	(1.27)	(0.93)	(0.58)	(0.30)

Net asset value, end of period	$22.71	$27.44	$27.94	$25.01	$22.05	$19.71
Total return[3]	(12.44)%	3.83%	17.40%	18.24%	15.05%	(1.01)%

Net assets, end of period (000s)	$18,761	$19,833	$19,260	$12,759	$9,742	$8,387

Ratios to average net assets:
Gross expenses	0.43%[4]	0.43%	0.45%	0.44%	0.45%	0.44%
Net expenses[5,6]	0.39 [4]	0.39	0.39	0.39	0.39	0.39
Net investment income	1.61 [4]	1.63	1.50	1.77	1.82	1.68

Portfolio turnover rate	1%	3%	2%	2%	3%	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class D shares did not exceed 0.39%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

See Notes to Financial Statements.

QS S&P 500 Index Fund 2020 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

26	QS S&P 500 Index Fund 2020 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

QS S&P 500 Index Fund 2020 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$225,822,886	—	—	$225,822,886
Short-Term Investments†	1,134,074	—	—	1,134,074
Total Investments	$226,956,960	—	—	$226,956,960

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$108,450	—	—	$108,450

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

28	QS S&P 500 Index Fund 2020 Semi-Annual Report

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA

QS S&P 500 Index Fund 2020 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of March 31, 2020, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

30	QS S&P 500 Index Fund 2020 Semi-Annual Report

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays QS Investors a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

QS S&P 500 Index Fund 2020 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A and Class D shares did not exceed 0.59% and 0.39%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

During the six months ended March 31, 2020, fees waived and/or expenses reimbursed amounted to $28,884.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended March 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$2,801,966
Sales	14,020,240

At March 31, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$101,109,682	$137,733,264	$(11,885,986)	$125,847,278
Futures contracts	—	—	(108,450)	(108,450)

32	QS S&P 500 Index Fund 2020 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2020.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$108,450

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(492,565)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(87,625)

During the six months ended March 31, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$3,418,244

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares calculated at the annual rate of 0.20% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

QS S&P 500 Index Fund 2020 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

For the six months ended March 31, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$257,793	†	$81,669
Class D	—		9,058
Total	$257,793		$90,727

†	Amount shown is exclusive of expense reimbursements. For the six months ended March 31, 2020, the service and/or distribution fees reimbursed amounted to $1 for Class A shares.

For the six months ended March 31, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$24,483
Class D	4,401
Total	$28,884

6. Distributions to shareholders by class

	Six Months Ended March 31, 2020	Year Ended September 30, 2019
Net Investment Income:
Class A	$3,810,107	$3,224,093
Class D	339,899	275,912
Total	$4,150,006	$3,500,005

Net Realized Gains:
Class A	$10,538,052	$9,617,304
Class D	820,359	713,165
Total	$11,358,411	$10,330,469

7. Shares of beneficial interest

At March 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

34	QS S&P 500 Index Fund 2020 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	342,290	$8,895,638	391,676	$9,862,608
Shares issued on reinvestment	517,641	14,239,389	522,473	12,732,660
Shares repurchased	(801,290)	(21,147,126)	(1,173,877)	(29,478,158)
Net increase (decrease)	58,641	$1,987,901	(259,728)	$(6,882,890)

Class D
Shares sold	123,763	$3,505,474	81,482	$2,144,569
Shares issued on reinvestment	41,805	1,160,258	40,305	989,077
Shares repurchased	(62,184)	(1,648,593)	(88,404)	(2,273,186)
Net increase	103,384	$3,017,139	33,383	$860,460

8. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, LMPFA and the subadviser(s), each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s management contract, and any related subadvisory contract(s), where applicable. Therefore, the Fund’s Board has approved new management and subadvisory contracts, where applicable, that will be presented to the shareholders of the Fund for their approval.

*  *  *

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

QS S&P 500 Index Fund 2020 Semi-Annual Report	35

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS Investors”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with QS Investors, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, Extent and Quality of the Services provided to the Fund under the Management Agreement and Sub-Advisory Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of

36	QS S&P 500 Index Fund

the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the brokerage policies and practices of the Manager and QS Investors, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund Performance

The Board received and reviewed performance information for the Fund and for all retail and institutional S&P 500 index funds (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and its benchmark performance index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2019. The Fund performed below the median performance of the funds in the Performance Universe for each period. The Board reviewed performance information provided by the Manager for periods ended September 30, 2019, which showed

QS S&P 500 Index Fund	37

Board approval of management and subadvisory agreements (unaudited) (cont’d)

that the Fund’s performance was below the Broadridge category average during the third quarter. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended June 30, 2019 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees noted that the Manager and QS Investors were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board generally was satisfied with the Fund’s performance relative to the S&P 500 Index. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management Fees and Expense Ratios

The Board reviewed and considered the contractual management fee rate (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. In addition, the Board also reviewed and considered the actual management fee rate (the “Actual Management Fee”) paid by the Fund over the Fund’s last fiscal year which included reductions for fee waiver and/or expense reimbursement arrangements that were in effect for the Fund, which partially reduced the management fee paid to the Manager.

The Board reviewed information regarding the scope of services provided to the Fund by the Manager and its affiliates, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of eight retail no-load pure index S&P 500 index funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all retail no-load pure index S&P 500 index funds (the “Expense Universe”). This information showed that the Fund’s Contractual

38	QS S&P 500 Index Fund

Management Fee Actual Management Fee were at the median of management fees paid by the funds in the Expense Group and that the Fund’s Actual Management Fee was higher than the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s total expense ratio was higher than the median of the total expense ratios of the funds in the Expense Group and the funds in the Expense Universe. The Trustees also noted the Manager’s fee waiver and/or expense reimbursement arrangement.

Manager Profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other Benefits to the Manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services such as 529 College Savings Plans and retail managed accounts.

QS S&P 500 Index Fund	39

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

40	QS S&P 500 Index Fund

QS

S&P 500 Index Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross

Susan M. Heilbron

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS S&P 500 Index Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS S&P 500 Index Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS S&P 500 Index Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010131 5/20 SR20-3864

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 19, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 19, 2020